FAIR VALUE MEASURMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
NOTE 5:-	FAIR VALUE MEASURMENTS

ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions and risk of nonperformance.

ASC 820 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. ASC 820 establishes three levels of inputs that may be used to measure fair value:

Level 1 -	quoted prices in active markets for identical assets or liabilities;

Level 2 -
inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

Level 3 -	unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

a.
On March 30, 2012, the Company consummated the 2011-2012 Private Placement pursuant to which the investors purchased an aggregate of 492,200 shares of Common Stock and warrants to purchase 492,200 shares of Common Stock at the exercise price of $7.50 for total consideration of $2,461.

The placement agent for the 2011-2012 Private Placement and its permitted designees were granted warrants to purchase an aggregate of (i) 96,440 shares of Common Stock at the exercise price of $5.00 per share and (ii) 96,440 shares of Common Stock at the exercise price of $7.50 per share. Subsequent to the issuance of the 2011-2012 Private Placement warrants, the $7.50 exercise price for both the warrants issued to the investors and placement agent were adjusted to approximately $6.50 per share due to a certain anti-dilutive issuance and, accordingly, additional warrants to purchase an aggregate of 74,204 and 14,491 shares of Common Stock were granted to such investors and the placement agent and its designees, respectively (see also Note 7a).

b.
On February 18, 2014, the Company consummated the February 2014 Private Placement with institutional and other accredited investors, pursuant to which the Company issued units comprised of an aggregate of (i)  445,392 shares of common stock and (ii) warrants initially exercisable to purchase an aggregate of 334,044 shares of Common Stock.  The price per unit issued in this offering was $9.40, yielding proceeds of approximately $3,754 net of issuance costs (See also Notes 4a and 7a).

In addition, the Company granted to the placement agent for the February 2014 Private Placement the right to receive warrants to purchase an aggregate of 28,977 shares of Common Stock at an exercise price of $11.75.

All the aforementioned warrants contain anti-dilution protection provisions and therefore the Company accounts for such warrants as a liability according to the provisions of ASC 815-40, "Derivatives and Hedging - Contracts in Entity's Own Equity" ("ASC 815-40"). The Company measures the warrants at fair value by using Binomial option-pricing model in each reporting period until the warrants are exercised or expired, with changes in the fair values being recognized in the Company's statement of comprehensive loss as financial income or expense.

In estimating the warrants' fair value, the Company used the following assumptions:

Investors warrants in 2011-2012 Private Placement:

	June 30, 2014	December 31, 2013

Risk-free interest rate (1)	0.61%	0.70%
Expected volatility (2)	52.04%	52.09%
Expected life (in years) (3)	2.33	2.82
Expected dividend yield (4)	0%	0%

Fair value Warrants	$3.45	$3.70

Placement agent warrants 2011-2012 Private Placement:

	June 30, 2014	December 31, 2013

Risk-free interest rate (1)	0.39%	0.50%
Expected volatility (2)	53.85%	50.91%
Expected life (in years) (3)	1.78	2.25
Expected dividend yield (4)	0%	0%

Fair value Warrants	$2.40-3.15	$3.35-4.15

Investors and placement agent warrants in February 2014 Private Placement:

	June 30, 2014	Issuance date

Risk-free interest rate (1)	1.59%	1.63%
Expected volatility (2)	52.84%	61.49%
Expected life (in years) (3)	4.93	5.20
Expected dividend yield (4)	0%	0%

Fair value Warrants	$8.25	$8.90

(1)	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.

(2)	Expected volatility - was calculated based on actual historical stock price movements of companies in the same industry over a term that is equivalent to the expected term of the option.

(3)	Expected life - the expected life was based on the expiration date of the warrants.

(4)	Expected dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.

The changes in Level 3 liabilities associated with the 2011-2012 Private Placement and the February 2014 Private Placement warrants are measured at fair value on a recurring basis. The following tabular presentation reflects the components of the liability associated with such warrants as of June 30, 2014:

Fair value of liability related to warrants

Balance at December 31, 2013	$2,696
Fair value of warrants issue to investors and service provider	3,230
Change in fair value of warrants during the period	(538)
Exercise of warrants (*)	(9)

Balance at June 30, 2014 (unaudited)	$5,379

(*)	During the six month period ended June 30, 2014, the placement agent exercised 1,824 warrants for a total amount of 1,824 shares of Common Stock of the Company, respectively (See also Note 4c).

As of June 30, 2014, there were 1,089,013 outstanding warrants relating to the above issuances.

NOTE 6:-	LIABILITY RELATED TO WARRANTS

On March 30, 2012, the Company consummated the final closing of a private placement transaction (the "2011-2012 Private Placement") pursuant to which the investors purchased an aggregate of 492,200 shares of Common Stock and warrants to purchase 492,200 shares of Common Stock at the exercise price of $7.50 for total consideration of $2,461,000. The Company has registered the investors' shares of Common Stock, and shares of Common Stock underlying the warrants, issued in the 2011-2012 Private Placement for public resale in the Initial Registration Statement.

The placement agent for the 2011-2012 Private Placement and its permitted designees were granted warrants to purchase an aggregate of (i) 96,440 shares of common stock at the exercise price of $5.00 per share and (ii) 96,440 shares of common stock at the exercise price of $7.50 per share. The $7.50 exercise price for both the investors warrants and placement agent warrants were adjusted to approximately $6.50 per share due to a certain anti-dilutive issuance and, accordingly, additional warrants to purchase 72,204 and 14,491 shares of Common Stock were granted to such investors and the placement agent and its designees, respectively.

The Company accounts for such warrants (each of which include weighted average anti-dilution protection) as a liability according to the provisions of ASC 815-40, "Derivatives and Hedging - Contracts in Entity's Own Equity". The Company measures the warrants at fair value by using Binomial option-pricing model in each reporting period until they are exercised or expired, with changes in the fair values being recognized in the Company's statement of comprehensive loss as financial income or expense.

In estimating the warrants' fair value, the Company used the following assumptions:

Investors warrants:

	December 31, 2013	December 31, 2012	Issuance date

Risk-free interest rate (1)	0.70%	0.51%	1.2%
Expected volatility (2)	52.09%	70%	80%
Expected life (in years) (3)	2.82	3.82	5
Expected dividend yield (4)	0%	0%	0%

Fair value Warrants	$3.70	$4.05	$1.95

Placement agent warrants:

	December 31, 2013	December 31, 2012	Issuance date

Risk-free interest rate (1)	0.50%	0.41%	0.86%
Expected volatility (2)	50.91%	59%	75%
Expected life (in years) (3)	2.25	3.25	3.93
Expected dividend yield (4)	0%	0%	0%

Fair value Warrants	$3.35-4.15	$3.25-3.95	$1.55-1.60

(1)	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.

(2)	Expected volatility - was calculated based on actual historical stock price movements of companies in the same industry over a term that is equivalent to the expected term of the option.

(3)	Expected life - the expected life was based on the maturity date of the warrants.

(4)	Expected dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.

Fair value measurements using significant unobservable inputs (Level 3):

Fair value of liability related to warrants

Balance at August 11, 2011 (inception date)	$-
Fair value of warrants to investors and service provider	680,230
Change in fair value of warrants	(15,867)

Balance at December 31, 2011	664,363
Fair value of warrants to investors and service provider	547,000
Change in fair value of warrants	1,606,378

Balance at December 31, 2012	$2,817,741
Change in fair value of warrants	293,542
Exercise of warrants (*)	(415,232)

Balance at December 31, 2013	$2,696,051

(*)
During the year ended December 31, 2013, 28,261 and 17,697 investors and placement agent warrants, respectively, were exercised for a total amount of 38,830 Common Stock of the Company (See also Note 9g).

As of December 31, 2013 the outstanding warrants of the 2011-2012 Private Placement to be exercise amount to 727,817 (See also Note 9g).